Lisa Proch
Talcott Resolution Law Group
The Hartford
1 Griffin Road North
Windsor, CT 06095-1512
860-547-4397
lisa.proch@thehartford.com

May 1, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629
Attention: Division of Investment Management

Re:	See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.
The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

2.	The text of the Registrant's most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 19, 2018.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 547-4416.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Filings

Exhibit A

Hartford Life Insurance Company Separate Account Seven
File No. 333-148564        HPRM I
Huntington HPRM I
HPRM Select I
File No. 333-148570        Hartford Leaders IV
Hartford Leaders Platinum I
Hartford Leaders / Chase III
Huntington Hartford Leaders II
Hartford Leaders Ultra
Hartford Leaders Select II
File No. 333-148553        Hartford Leaders Foundation I
File No. 333-101932        Hartford Leaders 2-3
Wells Fargo Leaders 1-2
Hartford Leaders/Chase 1-2
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders V
File No. 333-101937        Hartford Leaders Access 2-3
File No. 333-101942        Hartford Leaders Edge 2-3
File No. 333-101948        Hartford Leaders Plus 2-3
File No. 333-101954        Hartford Leaders Outlook 2-3
Nations Outlook Variable Annuity 2-3
Huntington Hartford Leaders Outlook 2-3
Classic Hartford Leaders Outlook 2-3
Wells Fargo Leaders Outlook 1-2
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook III

Hartford Life and Annuity Insurance Company Separate Account Seven
File No. 333-148565        HPRM I
File No. 333-159547        HPRM V-A I
File No. 333-136548        HPRM Foundation II
File No. 333-148561        Hartford Leaders IV
File No. 333-148555        Hartford Leaders Edge IV
File No. 333-148566        Hartford Leaders Foundation I
File No. 333-101933        Hartford Leaders 2-3
Wells Fargo Leaders 1-2
Hartford Select Leaders V
File No. 333-101936        Hartford Leaders Access 2-3
File No. 333-101943        Hartford Leaders Edge 2-3
File No. 333-101949        Hartford Leaders Plus 2-3
File No. 333-101955        Hartford Leaders Outlook 2-3
Wells Fargo Leaders Outlook 1-2
Hartford Select Leaders Outlook III

Hartford Life Insurance Company Separate Account Three
File No. 333-136543        The Director
File No. 333-119414            Director M
Director M Platinum
AmSouth VA M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra

File No. 333-119419            Director M Access
File No. 333-119415            Director M Edge
File No. 333-119422            The Director M Plus
AmSouth VA M Plus
The Director M Select Plus
File No. 333-119417            The Director M Outlook
Director M Platinum Outlook
AmSouth VA M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook
File No. 333-101927        Hartford Select Leaders 2-4
File No. 333-102625        Hartford Select Leaders Outlook 1-2

Hartford Life and Annuity Insurance Company Separate Account Three
File No. 333-136545        The Director
File No. 333-119418            Director M
Wells Fargo Director M
File No. 333-119423            Director M Access
File No. 333-119420            Director M Edge
File No. 333-119416            The Director M Plus
File No. 333-119421            The Director M Outlook
Wells Fargo Director M Outlook
File No. 333-101928        Hartford Select Leaders 2-4
File No. 333-102628        Hartford Select Leaders Outlook 1-2

Union Security Insurance Company Variable Account D
File No. 333-43799            EmPower
File No. 033-37577            Masters
Masters+
File No. 033-19421            Opportunity
Opportunity+
File No. 333-65233            Triple Crown
File No. 033-63935            TD Waterhouse

Union Security Life Insurance Company of New York Separate Account A
File No. 033-71686            Masters
File No. 333-20343            TD Waterhouse